UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

California AMT Tax-Free
Money Market Fund -

Fidelity California AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Annual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity California AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class and Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
California AMT Tax-Free Money Market	.05%
Actual		$ 1,000.00	$ 1,000.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Institutional Class	.05%
Actual		$ 1,000.00	$ 1,000.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Service Class	.05%
Actual		$ 1,000.00	$ 1,000.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/15	% of fund's investments 8/31/14	% of fund's investments 2/28/14
1 - 7	76.3	76.8	77.4
8 - 30	1.6	4.5	1.1
31 - 60	2.2	1.7	3.9
61 - 90	2.1	2.5	5.8
91 - 180	14.8	2.9	10.2
> 180	3.0	11.6	1.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/15	8/31/14	2/28/14
Fidelity California AMT Tax-Free Money Market Fund	33 Days	46 Days	28 Days
California Tax-Free Money Market Funds Average*	29 Days	38 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/15	8/31/14	2/28/14
Fidelity California AMT Tax-Free Money Market Fund	33 Days	46 Days	28 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
Variable Rate Demand Notes (VRDNs) 64.8%	Variable Rate Demand Notes (VRDNs) 66.3%
Other Municipal Debt 29.4%	Other Municipal Debt 24.7%
Investment Companies 5.5%	Investment Companies 8.7%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields

	2/28/15	11/30/14	8/31/14	5/31/14	2/28/14

California AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2015, the most recent period shown in the table, would have been -0.28% for Cailfornia AMT Tax-Free Money Market Class, -0.22% for the Institutional Class and -0.49% for the Service Class.

Annual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.8%
	Principal Amount (000s)	Value (000s)
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 3/6/15, VRDN (a)	$ 1,150	$ 1,150
Arkansas - 0.5%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.04% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,610	3,610
California - 62.2%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	2,800	2,800
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	6,200	6,200
Series 2009 C, 0.02% 3/6/15, LOC Citibank NA, VRDN (a)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series II R 11901, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
Series Putters 3293, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3434, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,300	8,300
Series 2007 A2, 0.01% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,000	2,000
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Series Putters 3019, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,885	4,885
Series ROC II R 11970-1, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	4,200	4,200
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	16,850	16,850
(Univ. San Francisco Proj.) 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	3,000	3,000
Participating VRDN:
Series BA 08 1207, 0.07% 3/6/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,000	1,000
Series EGL 14 0005, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	11,050	11,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11974, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	$ 1,500	$ 1,500
California Gen. Oblig.:
Series 2003 B2, 0.01% 3/6/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	1,600	1,600
Series 2003 C3, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,600	4,600
Series 2004 A7, 0.01% 3/6/15, LOC Citibank NA, VRDN (a)	3,100	3,100
Series 2005 A1, 0.01% 3/6/15, LOC Royal Bank of Canada, VRDN (a)	3,300	3,300
Series 2005 B1, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	6,750	6,750
Series 2005 B2, 0.01% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,200	2,200
Series 2005 B3, 0.01% 3/6/15, LOC Barclays Bank PLC, VRDN (a)	900	900
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.01% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,100	2,100
Series 2005 H, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	11,800	11,800
Series 2009 H, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
(Northern California Presbyterian Homes Proj.) Series 2004, 0.02% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)	2,750	2,750
(Scripps Health Proj.):
Series 2008 D, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	4,130	4,130
Series 2008 F, 0.01% 3/6/15, LOC Northern Trust Co., VRDN (a)	1,500	1,500
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.01% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)	2,000	2,000
Participating VRDN:
Series DB 3294, 0.08% 3/6/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,000	2,000
Series MS 3239, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,200	2,200
Series MS 3267, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(d)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series MS 3389, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	$ 4,000	$ 4,000
Series Putters 4448, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	23,500	23,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	34,800	34,801
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	2,145	2,145
(SWEEP Ln. Prog.) Series 2007 A, 0.01% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,400	5,400
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	6,090	6,090
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.01% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	19,480	19,480
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.01% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,975	1,975
Series 2014 B, 0.01% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,500	5,500
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (a)	1,400	1,400
Los Angeles Cmnty. College District Participating VRDN Series MS 3237, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,790	7,790
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)	4,600	4,600
(Promenade Towers Proj.) Series 2000, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	3,500	3,500
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.03% 3/6/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,105	4,105
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series 2013 A1, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series EGL 14 0029, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	$ 2,000	$ 2,000
Series MS 3345, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(d)	1,300	1,300
Series Putters 3837Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,875	6,875
Series Putters 4361, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,670	3,670
Series Putters 4493Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,250	1,250
Series 2001 B1, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,600	2,600
Series 2001 B2, 0.01% 3/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,100	7,100
Series 2002 A1, 0.01% 3/6/15 (Liquidity Facility Bank of America NA), VRDN (a)	2,100	2,100
Series 2002 A3, 0.01% 3/6/15 (Liquidity Facility Citibank NA), VRDN (a)	1,750	1,750
Series 2002 A5, 0.01% 3/6/15 (Liquidity Facility Citibank NA), VRDN (a)	4,700	4,700
Series 2002 A7, 0.01% 3/6/15 (Liquidity Facility Citibank NA), VRDN (a)	1,200	1,200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,200	1,200
Series Putters 3309, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Series ROC II R 0006, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	3,100	3,100
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	2,300	2,300
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	13,075	13,075
Series EGL 14 0036, 0.04% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	4,505	4,505
Series Putters 3289, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.05% 3/6/15, LOC Bank of America NA, VRDN (a)	22,810	22,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.01% 3/6/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	$ 2,200	$ 2,200
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.02% 3/6/15, LOC Fannie Mae, VRDN (a)	9,860	9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.01% 3/6/15, LOC Citibank NA, VRDN (a)	3,400	3,400
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 0.07% 3/6/15 (Liquidity Facility Bank of America NA) (a)(d)	2,160	2,160
Series 2008 B, 0.01% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,000	4,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	17,915	17,915
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	13,800	13,800
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	4,795	4,795
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736 Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,470	1,470
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,660	4,660
Series ROC II R 12318, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	5,265	5,265
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.01% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,200	1,200
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	4,700	4,700
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2009-1, 0.01% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,435	15,435
(Palo Verde Proj.) Series 2008 B, 0.02% 3/6/15, LOC Barclays Bank PLC, VRDN (a)	14,965	14,965
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,000	$ 9,000
Univ. of California Revs. Participating VRDN:
Series Putters 3368, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,275	2,275
Series Putters 4401, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series Putters 4490Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Putters 4491Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Putters 4510Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
		493,606
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.14% 3/6/15, VRDN (a)	200	200
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 3/6/15, VRDN (a)	2,000	2,000
Series 2010 B1, 0.19% 3/6/15, VRDN (a)	2,100	2,100
		4,100
New Jersey - 0.3%
JPMorgan Chase NA Letter of Credit Participating VRDN Series Putters 4459, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,800	1,800
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.16% 3/6/15, VRDN (a)	300	300
		2,100
New York - 0.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.09% 3/6/15, LOC KeyBank NA, VRDN (a)	1,700	1,700
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.06% 3/6/15, LOC RBS Citizens NA, VRDN (a)	1,000	1,000
		2,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.3%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.11% 3/6/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 2,200	$ 2,200
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.09% 3/2/15, VRDN (a)	1,600	1,600
Series 2010 B, 0.09% 3/2/15, VRDN (a)	1,000	1,000
Series 2010 C, 0.09% 3/2/15, VRDN (a)	1,500	1,500
		4,100
TOTAL VARIABLE RATE DEMAND NOTE (Cost $513,766)		513,766
Other Municipal Debt - 29.4%

California - 28.9%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.07% 3/9/15, LOC Fed. Home Ln. Bank, San Francisco, CP	1,600	1,600
Berkeley Gen. Oblig. TRAN 1% 7/22/15	2,800	2,810
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/15	1,670	1,684
Series 2010 M, 4% 5/1/15	2,840	2,858
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.12% tender 5/21/15, CP mode	5,500	5,500
California Gen. Oblig.:
Bonds:
Series 2005, 5% 3/1/15	850	850
1% 5/1/15	1,100	1,102
2% 4/1/15	4,400	4,407
4% 8/1/15	1,200	1,219
5% 4/1/15	3,005	3,017
5% 4/1/15	1,100	1,105
5% 9/1/15	4,560	4,672
5% 10/1/15	500	514
RAN 1.5% 6/22/15	7,750	7,783
Series 2011 A2:
0.07% 3/4/15, LOC Royal Bank of Canada, CP	2,500	2,500
0.08% 3/5/15, LOC Royal Bank of Canada, CP	2,600	2,600
Series A1:
0.04% 4/6/15, LOC Wells Fargo Bank NA, CP	1,010	1,010
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series A1: - continued
0.06% 3/30/15, LOC Wells Fargo Bank NA, CP	$ 2,600	$ 2,600
0.08% 3/5/15, LOC Wells Fargo Bank NA, CP	3,200	3,200
0.09% 3/2/15, LOC Wells Fargo Bank NA, CP	1,600	1,600
Series A3, 0.04% 4/1/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	5,200	5,200
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.1%, tender 9/25/15 (a)	4,600	4,600
Contra Costa Cmnty. College District Bonds Series 2014 A, 2% 8/1/15	2,065	2,081
Contra Costa Wtr. District Wtr. Rev. Bonds Series 2010 A, 3% 10/1/15	11,900	12,097
Fremont Unified School District, Alameda County Bonds Series 2014 A, 4% 8/1/15	2,000	2,032
Fresno County Gen. Oblig. TRAN 1% 6/30/15	7,100	7,121
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	9,000	9,011
Long Beach Gas & Util. Rev. Series A, 0.03% 3/6/15, LOC Bank of New York, New York, CP	1,500	1,500
Long Beach Unified School District Bonds Series 2008 D, 3% 8/1/15	1,000	1,012
Los Angeles Cmnty. College District Bonds Series 2015 G, 5% 8/1/15	3,000	3,062
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.07% 3/5/15, LOC U.S. Bank NA, Cincinnati, CP	1,600	1,600
0.07% 5/11/15, LOC U.S. Bank NA, Cincinnati, CP	1,500	1,500
Series 2010 C:
0.06% 4/13/15, LOC Wells Fargo Bank NA, CP	3,000	3,000
0.07% 3/5/15, LOC Wells Fargo Bank NA, CP	2,100	2,100
TRAN 1.5% 6/30/15	8,850	8,890
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds Series 2011 A, 3% 7/1/15	1,250	1,262
0.07% 3/4/15 (Liquidity Facility Wells Fargo Bank NA), CP	8,200	8,200
0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	8,200	8,200
Los Angeles Gen. Oblig.:
Bonds Series 2012 A, 5% 9/1/15	1,800	1,844
TRAN 1.5% 6/25/15	15,525	15,593
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 A1, 0.04% 3/3/15, LOC Wells Fargo Bank NA, CP	5,000	5,000
Series 2013 A4:
0.06% 5/15/15, LOC U.S. Bank NA, Cincinnati, CP	900	900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev.: - continued
Series 2013 A4: - continued
0.07% 5/12/15, LOC U.S. Bank NA, Cincinnati, CP	$ 2,300	$ 2,300
Los Angeles Unified School District Bonds:
Series 2004 J, 1% 7/1/15	2,240	2,247
Series 2010 KY, 5% 7/1/15	850	864
Series 2014 A, 1% 7/1/15	2,020	2,026
Los Angeles Wastewtr. Sys. Rev. Series A2, 0.08% 3/17/15, LOC Sumitomo Mitsui Banking Corp., CP	1,400	1,400
Orange County Fire Auth. TRAN 0.75% 6/30/15	4,900	4,910
Orange County Sanitation District Ctfs. of Prtn. Bonds Series 2008 B, 2.95% 8/1/15	5,000	5,059
Sacramento Muni. Util. District Elec. Rev.:
Series K1, 0.06% 3/6/15, LOC State Street Bank & Trust Co., Boston, CP	2,600	2,600
Series L1, 0.07% 3/4/15, LOC Barclays Bank PLC, CP	8,300	8,300
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	8,100	8,150
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B:
0.08% 3/10/15, LOC MUFG Union Bank NA, CP	1,500	1,500
0.08% 3/10/15, LOC MUFG Union Bank NA, CP	1,700	1,700
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Bonds Series 2012 A, 5% 8/1/15	5,680	5,796
San Diego Unified School District TRAN Series A, 1.5% 6/30/15	8,500	8,539
San Francisco City & County Gen. Oblig. Series 3, 0.04% 3/2/15, LOC State Street Bank & Trust Co., Boston, CP	1,400	1,400
San Jose Int'l. Arpt. Rev. Series A2, 0.08% 3/11/15, LOC Barclays Bank PLC, CP	1,292	1,292
Santa Cruz Gen. Oblig. TRAN 1% 7/1/15	5,500	5,516
Torrance Gen. Oblig. TRAN 1% 7/1/15	3,400	3,410
Univ. of California Revs. Bonds Series 2013 AF, 5% 5/15/15	1,000	1,010
Walnut Energy Ctr. Auth. Series 2005 B, 0.1% 3/5/15, LOC State Street Bank & Trust Co., Boston, CP	2,600	2,600
		229,055
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.25% tender 3/3/15, CP mode	300	300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992: - continued
0.25% tender 3/6/15, CP mode	$ 900	$ 900
0.25% tender 3/12/15, CP mode	2,700	2,700
		3,900
TOTAL OTHER MUNICIPAL DEBT (Cost $232,955)		232,955
Investment Company - 5.5%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.02% (b)(c) (Cost $43,729)	43,729,000	43,729
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $790,450)		790,450
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,641
NET ASSETS - 100%		$ 793,091
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 38
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $746,721)	$ 746,721
Fidelity Central Funds (cost $43,729)	43,729
Total Investments (cost $790,450)		$ 790,450
Cash		2,122
Receivable for investments sold		1
Receivable for fund shares sold		110
Interest receivable		1,311
Distributions receivable from Fidelity Central Funds		1
Receivable from investment adviser for expense reductions		26
Other receivables		2
Total assets		794,023

Liabilities
Payable for fund shares redeemed	$ 783
Distributions payable	1
Accrued management fee	52
Transfer agent fee payable	95
Other affiliated payables	1
Total liabilities		932

Net Assets		$ 793,091
Net Assets consist of:
Paid in capital		$ 793,091
Net Assets		$ 793,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($316,615 ÷ 316,264.7 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($476,334 ÷ 475,867.2 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($142 ÷ 141.9 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2015

Investment Income
Interest		$ 581
Income from Fidelity Central Funds		38
Total income		619

Expenses
Management fee	$ 1,661
Transfer agent fees	581
Independent trustees' compensation	5
Total expenses before reductions	2,247
Expense reductions	(1,711)	536
Net investment income (loss)		83
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88
Capital gain distributions from Fidelity Central Funds	4	92
Net increase in net assets resulting from operations		$ 175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83	$ 97
Net realized gain (loss)	92	89
Net increase in net assets resulting from operations	175	186
Distributions to shareholders from net investment income	(83)	(97)
Distributions to shareholders from net realized gain	(74)	-
Total distributions	(157)	(97)
Share transactions - net increase (decrease)	(69,353)	(218,113)
Total increase (decrease) in net assets	(69,335)	(218,024)

Net Assets
Beginning of period	862,426	1,080,450
End of period	$ 793,091	$ 862,426

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California AMT Tax-Free Money Market

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations E	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-
Distributions from net realized gain	- E	-	-	-	-
Total distributions E	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.02%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets B, C
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.06%	.12%	.19%	.20%	.30%
Expenses net of all reductions	.06%	.12%	.19%	.20%	.30%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 317	$ 348	$ 401	$ 476	$ 587

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001
Distributions from net investment income	- E	- E	- E	- E	(.001)
Distributions from net realized gain	- E	-	-	-	-
Total distributions	- E	- E	- E	- E	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.02%	.01%	.01%	.03%	.12%
Ratios to Average Net Assets B, C
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.06%	.12%	.19%	.18%	.20%
Expenses net of all reductions	.06%	.12%	.19%	.18%	.20%
Net investment income (loss)	.01%	.01%	.01%	.03%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 476	$ 514	$ 679	$ 816	$ 1,065

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations E	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-
Distributions from net realized gain	- E	-	-	-	-
Total distributions E	-	-	-	-	-
Net asset value, end of period E	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.49% F	.50%	.50%
Expenses net of fee waivers, if any	.06%	.13%	.19%	.22%	.31%
Expenses net of all reductions	.06%	.13%	.19%	.22%	.31%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142	$ 140	$ 295	$ 380	$ 6,536

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Ratio for small asset class differs from contractual rates due to the timing of significant shareholder transactions.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax Cost	$ 790,450

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 1

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Tax-exempt Income	$ 83	$ 97
Long-term Capital Gains	74	-
Total	$ 157	$ 97

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ -**	$ -

* During the period, the investment adviser or its affiliates waived a portion of these fees.

** Amount represents three hundred fifty-two.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount*	% of Class-Level Average Net Assets
California AMT Tax-Free Money Market	$ 330.10
Institutional Class	251.05
Service Class	-**	.05
	$ 581

* During the period, the investment adviser or its affiliates waived a portion of these fees.

** Amount represents seventy-two dollars

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $251 and seventy-two dollars, respectively.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Amount
California AMT Tax-Free Money Market	$ 776
Institutional Class	680
Service Class	1

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
From net investment income
California AMT Tax-Free Money Market	$ 33	$ 37
Institutional Class	50	60
Service Class	-*	-**
Total	$ 83	$ 97
From net realized gain
California AMT Tax-Free Money Market	$ 29	$ -
Institutional Class	45	-
Service Class	-***	-
Total	$ 74	$ -

* Amount represents sixteen dollars.

** Amount represents twenty-one dollars.

*** Amount represents thirteen dollars.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

Years ended February 28,	2015	2014
California AMT Tax-Free Money Market Shares sold	77,585	90,695
Reinvestment of distributions	55	35
Shares redeemed	(108,950)	(143,948)
Net increase (decrease)	(31,310)	(53,218)
Institutional Class Shares sold	109,692	148,831
Reinvestment of distributions	84	54
Shares redeemed	(147,821)	(313,624)
Net increase (decrease)	(38,045)	(164,739)
Service Class Shares sold	2	4
Reinvestment of distributions	-*	-**
Shares redeemed	-	(160)
Net increase (decrease)	2	(156)

* Amount represents twenty-five dollars.

** Amount represents twenty dollars.

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8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California AMT Tax-Free Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California AMT Tax-Free Money Market Fund (a fund of Fidelity California Municipal Trust II) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California AMT Tax-Free Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 10, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity California AMT Tax-Free Money Market Fund, or at 1-877-208-0098 for Institutional Class and Service Class.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Annual Report

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2015, $79,028, or, if subsequently determined to be different, the net capital gain of such year

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Annual Report

Fidelity California AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

total expenses, with certain exceptions, as follows: retail class: 0.35%; Institutional Class: 0.20%; and Service Class: 0.45%. The contractual arrangements for the retail class may not be increased without the approval of the Board and the shareholders of that class.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCM-UANN-0415
1.855628.107

Fidelity® California
Municipal Money Market
Fund

Annual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.05%	$ 1,000.00	$ 1,000.00	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/15	% of fund's investments 8/31/14	% of fund's investments 2/28/14
1 - 7	78.8	76.5	81.9
8 - 30	3.3	4.7	1.0
31 - 60	2.5	3.1	3.0
61 - 90	3.2	2.6	4.5
91 - 180	11.2	3.4	8.2
> 180	1.0	9.7	1.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/15	8/31/14	2/28/14
Fidelity California Municipal Money Market	25 Days	42 Days	24 Days
California Tax-Free Money Market Funds Average*	29 Days	38 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/15	8/31/14	2/28/14
Fidelity California Municipal Money Market	25 Days	42 Days	24 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
Variable Rate Demand Notes (VRDNs) 66.5%	Variable Rate Demand Notes (VRDNs) 68.7%
Other Municipal Debt 26.2%	Other Municipal Debt 24.8%
Investment Companies 7.1%	Investment Companies 6.2%
Net Other Assets (Liabilities) 0.2%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields

	2/28/15	11/30/14	8/31/14	5/31/14	2/28/14
Fidelity California Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2015, the most recent period shown in the table, would have been -0.49%.

Annual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 3/6/15, VRDN (a)(d)	$ 3,500	$ 3,500
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 3/6/15, VRDN (a)	800	800
California - 63.8%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	8,620	8,620
(La Terrazza Apts. Proj.) Series 2002 A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	16,880	16,880
(Miramar Apts. Proj.) Series 2000 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	15,000	15,000
(Southport Apts. Proj.) Series 2002 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	19,995	19,995
(The Artech Bldg. Proj.) Series 2010 B, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	3,200	3,200
Series 2011 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	33,200	33,200
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	23,975	23,975
Series 2009 C, 0.02% 3/6/15, LOC Citibank NA, VRDN (a)	1,850	1,850
Series 2009 D, 0.02% 3/6/15, LOC Citibank NA, VRDN (a)	21,100	21,100
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.05% 3/6/15, LOC BNP Paribas SA, VRDN (a)(d)	4,250	4,250
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series BA 08 1058, 0.07% 3/6/15 (Liquidity Facility Bank of America NA) (a)(e)	2,250	2,250
Series II R 11901, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	1,300	1,300
Series Putters 3211, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,320	13,320
Series Putters 3293, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.: - continued
Participating VRDN:
Series Putters 3434, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,195	$ 4,195
Series 2007 A2, 0.01% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,000	1,000
Series 2008 E1, 0.01% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,000	4,000
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	14,288	14,288
California Dept. of Wtr. Resources Participating VRDN:
Series Putters 3019, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,785	9,785
Series ROC II R 11970-1, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	1,600	1,600
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BBT 08 28, 0.02% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,130	7,130
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	2,700	2,700
Participating VRDN:
Series 15 XF0093, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,615	3,615
Series BBT 2014, 0.02% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,650	6,650
Series EGL 14 0005, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Series MS 3346, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330	3,330
Series Putters 3960, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,330	7,330
Series Putters 3962, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,345	4,345
Series Putters 3969, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series ROC II R 11974, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
Series ROC II R 14081, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2003 B2, 0.01% 3/6/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	$ 13,400	$ 13,400
Series 2003 B3, 0.01% 3/6/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	75,000	75,000
Series 2003 C1, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	59,350	59,350
Series 2003 C3, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	43,800	43,800
Series 2003 C4, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	35,960	35,960
Series 2004 A10, 0.01% 3/6/15, LOC Citibank NA, VRDN (a)	14,200	14,200
Series 2004 A7, 0.01% 3/6/15, LOC Citibank NA, VRDN (a)	34,900	34,900
Series 2004 A8, 0.01% 3/6/15, LOC Citibank NA, VRDN (a)	27,500	27,500
Series 2004 A9, 0.02% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	50,000	50,000
Series 2004 B6, 0.01% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,700	17,700
Series 2005 A1, 0.01% 3/6/15, LOC Royal Bank of Canada, VRDN (a)	27,800	27,800
Series 2005 A2-1, 0.01% 3/6/15, LOC Barclays Bank PLC, VRDN (a)	79,450	79,450
Series 2005 B1, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	115,500	115,502
Series 2005 B2, 0.01% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	18,850	18,850
Series 2005 B3, 0.01% 3/6/15, LOC Barclays Bank PLC, VRDN (a)	8,100	8,100
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.01% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	16,000	16,000
Series 2005 H, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	70,540	70,540
Series 2005 I, 0.01% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	23,700	23,700
Series 2009 H, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	28,950	28,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Northern California Presbyterian Homes Proj.) Series 2004, 0.02% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)	$ 26,675	$ 26,675
(Scripps Health Proj.):
Series 2008 D, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	2,220	2,220
Series 2010 B, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	38,600	38,600
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.01% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)	16,900	16,900
Participating VRDN:
Series DB 3294, 0.08% 3/6/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	21,850	21,850
Series MS 3239, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	22,800	22,800
Series MS 3267, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	27,375	27,375
Series MS 3301, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	7,330	7,330
Series Putters 3878 Q, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,720	14,720
Series Putters 4448, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,235	11,235
Series RBC 077, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada) (a)(e)	7,500	7,500
Series TD 0036, 0.03% 3/6/15 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	4,665	4,665
Series 2011 B, 0.01% 3/6/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	3,700	3,700
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 C:
0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,435	4,435
0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,840	4,840
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2001 U, 0.03% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,995	5,995
Series 2002 J, 0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,345	9,345
Series 2003 H, 0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,875	2,875
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2003 M:
0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 10,300	$ 10,300
0.03% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	485	485
Series 2004 E, 0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	22,245	22,245
Series 2005 A, 0.01% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	53,615	53,615
Series 2005 B, 0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	61,365	61,365
Series 2005 F:
0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	55,915	55,915
0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	21,555	21,555
Series 2006 C:
0.01% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	17,120	17,120
0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	730	730
(Multi-family Hsg. Prog.) Series 2001 G, 0.03% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,695	2,695
(Multifamily Hsg. Prog.):
Series 2001 G, 0.03% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	8,780	8,780
Series 2002 E, 0.03% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	10,865	10,865
Series 2005 D, 0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	15,355	15,355
Series 2001 E, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	29,265	29,265
Series 2002 M, 0.01% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	13,735	13,735
Series 2008 B:
0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	15,735	15,735
0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,870	8,870
Series 2008 C:
0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	12,150	12,150
0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,950	5,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 0.12% 3/6/15, LOC Bank of America NA, VRDN (a)(d)	$ 7,275	$ 7,275
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.02% 3/2/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	12,100	12,100
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.05% 3/6/15, LOC Comerica Bank, VRDN (a)(d)	2,920	2,920
(Recology, Inc. Proj.) Series 2010 A, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	107,200	107,200
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.05% 3/6/15, LOC Comerica Bank, VRDN (a)(d)	1,400	1,400
Series 2011 A, 0.05% 3/6/15, LOC Comerica Bank, VRDN (a)(d)	2,810	2,810
Series 2012 A, 0.04% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)(d)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	99,400	99,400
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.13% 3/6/15, LOC Bank of America NA, VRDN (a)(d)	1,500	1,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	26,575	26,575
(Grove Apts. Proj.) Series X, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	30,000	30,000
(Irvine Apt. Cmntys. LP Proj.) Series 2001 W2, 0.03% 3/2/15, LOC Wells Fargo Bank NA, VRDN (a)(d)	5,100	5,100
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	30,045	30,045
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Northwood Apts. Proj.) Series N, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	$ 4,600	$ 4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	15,745	15,745
(Terraces at Park Marino Proj.) Series I, 0.03% 3/6/15, LOC California Teachers Retirement Sys., VRDN (a)(d)	5,360	5,360
(The Belmont Proj.) Series 2005 F, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	10,200	10,200
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	12,650	12,650
(Vizcaya Apts. Proj.) Series B, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	22,200	22,200
(Wilshire Court Proj.):
Series AAA, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	3,000	3,000
Series M, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	20,290	20,286
Series 2000 Y, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	8,640	8,640
Series 2007 O, 0.03% 3/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	35,952	35,952
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	28,600	28,600
(Oakmont Stockton Proj.) Series 1997 C, 0.03% 3/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	5,960	5,960
(SWEEP Ln. Prog.) Series 2007 A, 0.01% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,200	17,200
Participating VRDN Series ROC II R 14001, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev. (Rix Industries Proj.) Series 1996 I, 0.09% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)(d)	560	560
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.02% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)	$ 37,850	$ 37,850
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.02% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	60,000	60,000
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	16,600	16,600
Series MS 3250, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,500	7,500
Series Putters 3772 Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,250	11,250
Series Putters 4515Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,835	1,835
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.02% 3/6/15, LOC Citibank NA, VRDN (a)	2,500	2,500
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	27,270	27,270
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,000	5,000
Series MS 3288, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,000	7,000
Series ROC II R 14066, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	6,850	6,850
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	14,375	14,375
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.01% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	28,400	28,400
Series 2014 B, 0.01% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	45,465	45,465
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.04% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	11,025	11,025
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (a)	$ 1,400	$ 1,400
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	17,400	17,400
Series Putters 3776 Z, 0.04% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,425	7,425
Series Putters 4004 Z, 0.04% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,885	5,885
Series ROC II R 11728, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	10,960	10,960
Series ROC II R 11773, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	4,920	4,920
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)	36,500	36,500
(Hollywood & Vine Apts. Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	83,200	83,200
(Promenade Towers Proj.) Series 2000, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	33,860	33,860
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3847, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series ROC II R 11842, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series 2013 A1, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	14,100	14,100
Series EGL 14 0029, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	14,000	14,000
Series MS 3289, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,335	7,335
Series MS 3345, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	14,035	14,035
Series Putters 0039, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,750	3,750
Series Putters 3332, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,660	6,660
Series Putters 3718 Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,460	13,460
Series Putters 4330, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series Putters 4361, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,665	$ 3,665
Series RBC 0 85, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada) (a)(e)	4,700	4,700
Series 2001 B1, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,000	5,000
Series 2001 B5, 0.01% 3/6/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	9,500	9,500
Series 2001 B8, 0.01% 3/6/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	6,400	6,400
Series 2002 A1, 0.01% 3/6/15 (Liquidity Facility Bank of America NA), VRDN (a)	27,900	27,900
Series 2002 A2, 0.02% 3/6/15 (Liquidity Facility Citibank NA), VRDN (a)	13,000	13,000
Series 2002 A3, 0.01% 3/6/15 (Liquidity Facility Citibank NA), VRDN (a)	21,450	21,450
Series 2002 A4, 0.01% 3/6/15 (Liquidity Facility Bank of America NA), VRDN (a)	19,250	19,250
Series 2002 A5, 0.01% 3/6/15 (Liquidity Facility Citibank NA), VRDN (a)	3,600	3,600
Series 2002 A7, 0.01% 3/6/15 (Liquidity Facility Citibank NA), VRDN (a)	21,400	21,400
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,500	7,500
Series MS 3397, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	9,770	9,770
Series MS 3403, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	8,975	8,975
Series ROC 14087, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	6,200	6,200
Series ROC II R 0006, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	18,150	18,150
Los Angeles Hbr. Dept. Rev. Participating VRDN Series Putters 4475Z, 0.06% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,220	2,220
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.04% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	67,700	67,700
Los Angeles Wastewtr. Sys. Participating VRDN Series ROC II R 14059, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series Putters 3371, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 22,495	$ 22,495
Series Putters 3751, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,935	4,935
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	3,200	3,200
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.02% 3/2/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	7,815	7,815
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN:
Series 3655 Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,185	3,185
Series Putters 3547, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.04% 3/6/15 (Liquidity Facility Bank of America NA) (a)(e)	11,800	11,800
Series BA 08 1087, 0.04% 3/6/15 (Liquidity Facility Bank of America NA) (a)(e)	17,500	17,500
Series EGL 07 71, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	34,805	34,805
Series EGL 14 0014, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	16,430	16,430
Series EGL 14 0036, 0.04% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	8,195	8,195
Series Putters 3289, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,225	2,225
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.05% 3/6/15, LOC Bank of America NA, VRDN (a)	9,210	9,210
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.01% 3/6/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	17,800	17,800
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	15,400	15,400
(Riverbend Apts. Proj.) Series 1999 B, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Apt. Dev. Rev.: - continued
(Wood Canyon Villas Proj.) Series 2001 E, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	$ 16,000	$ 16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,100	4,100
Series 2003 A, 0.01% 3/6/15, LOC Citibank NA, VRDN (a)	52,800	52,800
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	13,750	13,750
RIB Floater Trust Various States Participating VRDN Series BC 13 24U, 0.03% 3/6/15 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,125	5,125
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	26,490	26,490
Richmond Wastewtr. Rev. Series 2008 A, 0.02% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)	15,260	15,260
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	58,500	58,500
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	44,245	44,245
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.08% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,550	1,550
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	12,600	12,600
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	4,170	4,170
(Deer Park Apts. Proj.) Issue A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	3,520	3,520
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Hsg. Auth. Multi-family Rev.: - continued
(Valencia Point Apts. Proj.) Series 2006 I, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	$ 4,900	$ 4,900
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	21,075	21,075
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,965	5,965
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	32,500	32,500
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.04% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series RBC O 8, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,810	6,810
Series Putters 3736 Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,040	1,040
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.04% 3/6/15, LOC Citibank NA, VRDN (a)(d)	6,100	6,100
(Stratton Apts. Proj.) Series 2000 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	37,500	37,500
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series 15 XF0098, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,005	7,005
Series MS 3229X, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,500	7,500
San Diego Unified School District Participating VRDN Series MS 3330, 0.03% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 12,000	$ 12,000
Series ROC II R 12318, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	43,900	43,900
Series 2010 A2, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	57,395	57,395
Series 2010 A3, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	57,805	57,805
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.01% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,050	10,050
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.05% 3/6/15, LOC Citibank NA, VRDN (a)(d)	5,835	5,835
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	3,000	3,000
San Joaquin Delta Cmnty. College District Participating VRDN Series Putters 4496Z, 0.12% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,420	2,420
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.07% 3/6/15, LOC Citibank NA, VRDN (a)(d)	6,360	6,360
(El Paseo Apts. Proj.) Series 2002 B, 0.07% 3/6/15, LOC Citibank NA, VRDN (a)(d)	4,345	4,345
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	8,475	8,475
(Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	8,300	8,300
(Trestles Apts. Proj.) Series 2004 A, 0.04% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.03% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	10,860	10,860
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	78,920	78,920
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	$ 8,000	$ 8,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.07% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)(d)	10,895	10,895
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)	10,800	10,800
Santa Clara Elec. Rev. Series 2008 B, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400	24,400
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	17,925	17,925
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	29,700	29,700
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.01% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,600	7,600
Torrance Gen. Oblig. Rev. Series 2010 C, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	29,140	29,140
Univ. of California Revs. Participating VRDN:
Series MS 3396, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,830	7,830
Series Putters 3365, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,885	4,885
Series Putters 3367, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,500	1,500
Series Putters 3368, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,000	15,000
Series Putters 3754 Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,250	4,250
Series Putters 3961, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,500	1,500
Series Putters 4288, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series Putters 4421, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 5,000	$ 5,000
Series Putters 4511Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,480	3,480
Series ROC II R 11886X, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	6,845	6,845
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2012 A, 0.01% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)	13,300	13,300
Whittier Health Facilities Rev. Series 2009 A, 0.01% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	23,625	23,625
		4,459,422
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.08% 3/2/15, VRDN (a)(d)	1,600	1,600
Series 1988, 0.08% 3/2/15, VRDN (a)(d)	4,350	4,350
Series 1994, 0.08% 3/2/15, VRDN (a)(d)	3,700	3,700
Series 1999 A, 0.14% 3/6/15, VRDN (a)	4,630	4,630
		14,280
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.06% 3/6/15, VRDN (a)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.07% 3/6/15, VRDN (a)(d)	11,000	11,000
		26,725
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.19% 3/6/15, VRDN (a)	1,000	1,000
Massachusetts - 0.0%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series MS 3389X, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,500	2,500
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.19% 3/6/15, VRDN (a)(d)	3,850	3,850
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	8,700	8,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.4%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 14,400	$ 14,400
Series Putters 4462, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,700	10,700
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.16% 3/6/15, VRDN (a)	2,000	2,000
Series 2012 A, 0.16% 3/6/15, VRDN (a)(d)	3,300	3,300
		30,400
New York - 0.5%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.09% 3/6/15, LOC KeyBank NA, VRDN (a)	455	455
New York Dorm. Auth. Revs.:
(College of New Rochelle Proj.) Series 2008, 0.06% 3/6/15, LOC RBS Citizens NA, VRDN (a)	8,970	8,970
Participating VRDN Series EGL 06 47 Class A, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	2,530	2,530
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	17,300	17,300
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	3,975	3,975
		33,230
Pennsylvania - 0.0%
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.14% 3/6/15, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	240	240
South Carolina - 0.2%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.19% 3/6/15, VRDN (a)(d)	1,900	1,900
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.04% 3/2/15, VRDN (a)	10,300	10,300
		12,200
Texas - 0.7%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,800	2,800
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.23% 3/6/15, VRDN (a)(d)	3,450	3,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.09% 3/2/15, VRDN (a)	$ 1,400	$ 1,400
Series 2004, 0.11% 3/6/15, VRDN (a)(d)	7,720	7,720
Series 2009 A, 0.09% 3/2/15, VRDN (a)	500	500
Series 2009 C, 0.09% 3/2/15, VRDN (a)	5,200	5,200
Series 2010 B, 0.09% 3/2/15, VRDN (a)	6,400	6,400
Series 2010 D, 0.09% 3/2/15, VRDN (a)	500	500
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.03% 3/6/15 (Total SA Guaranteed), VRDN (a)	5,000	5,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.05% 3/6/15, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	5,150	5,150
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	10,125	10,125
		48,245
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.04% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	4,000	4,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,649,092)		4,649,092
Other Municipal Debt - 26.2%

California - 25.6%
Acalanes Union High School District Bonds Series WF11 85Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	12,595	12,595
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.07% 3/9/15, LOC Fed. Home Ln. Bank, San Francisco, CP	13,400	13,400
Berkeley Gen. Oblig. TRAN 1% 7/22/15	22,195	22,271
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L:
4% 5/1/15	10,485	10,553
5% 5/1/15	8,660	8,731
Series 2010 M, 5% 5/1/15	3,260	3,287
Series 2011 N, 5% 5/1/15	1,800	1,815
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.12% tender 5/21/15, CP mode	44,500	44,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
1% 5/1/15	$ 8,900	$ 8,912
2% 4/1/15	35,590	35,647
2% 11/1/15	10,000	10,124
5% 3/1/15	8,500	8,500
5% 3/1/15	1,235	1,235
5% 3/1/15	3,745	3,745
5% 3/1/15	7,135	7,135
5% 3/1/15	1,000	1,000
5% 4/1/15	19,260	19,340
5% 4/1/15	3,910	3,927
5% 4/1/15	1,165	1,170
5% 6/1/15	685	693
5% 9/1/15	6,000	6,146
5% 12/1/15	1,500	1,554
5% 12/1/15	2,145	2,223
RAN 1.5% 6/22/15	42,750	42,933
Series 2011 A2:
0.07% 3/4/15, LOC Royal Bank of Canada, CP	21,500	21,500
0.08% 3/5/15, LOC Royal Bank of Canada, CP	22,400	22,400
Series 2011 A5, 0.05% 4/1/15, LOC U.S. Bank NA, Cincinnati, CP	12,865	12,865
Series A1:
0.04% 4/6/15, LOC Wells Fargo Bank NA, CP	2,750	2,750
0.04% 4/6/15, LOC Wells Fargo Bank NA, CP	9,200	9,200
0.06% 3/30/15, LOC Wells Fargo Bank NA, CP	22,150	22,150
0.08% 3/5/15, LOC Wells Fargo Bank NA, CP	26,800	26,800
0.09% 3/2/15, LOC Wells Fargo Bank NA, CP	13,400	13,400
Series A3, 0.04% 4/1/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	45,100	45,100
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.1%, tender 9/25/15 (a)	20,400	20,400
California Pub. Works Board Lease Rev. Bonds:
(Various Cap. Projs.) Series 2014 H, 2% 12/1/15	2,525	2,559
Series 2012 C, 4% 6/1/15	2,135	2,156
Series 2014 D, 3% 9/1/15	2,500	2,535
Series 2014 F, 3% 9/1/15	4,245	4,305
Series 2014 I, 2% 12/1/15	1,100	1,115
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Series A:
0.05% 5/5/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	$ 3,800	$ 3,800
0.07% 3/4/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	3,740	3,740
Contra Costa Cmnty. College District Bonds Series 2014 A, 2% 8/1/15	16,400	16,528
Fremont Unified School District, Alameda County Bonds Series 2014 A, 4% 8/1/15	16,695	16,966
Fresno County Gen. Oblig. TRAN 1% 6/30/15	57,900	58,069
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	72,400	72,492
Long Beach Unified School District Bonds Series 2008 D, 3% 8/1/15	8,820	8,929
Los Angeles Cmnty. College District Bonds Series 2015 G, 5% 8/1/15	26,300	26,844
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.07% 3/4/15, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
0.07% 3/5/15, LOC U.S. Bank NA, Cincinnati, CP	13,400	13,400
0.07% 5/11/15, LOC U.S. Bank NA, Cincinnati, CP	13,500	13,500
Series 2010 C:
0.06% 4/13/15, LOC Wells Fargo Bank NA, CP	27,000	27,000
0.07% 3/5/15, LOC Wells Fargo Bank NA, CP	17,900	17,900
TRAN 1.5% 6/30/15	65,900	66,201
Los Angeles Dept. Arpt. Rev.:
Series B2:
0.04% 3/18/15, LOC Sumitomo Mitsui Banking Corp., CP (d)	17,000	17,000
0.05% 3/18/15, LOC Sumitomo Mitsui Banking Corp., CP (d)	6,250	6,250
0.05% 3/19/15, LOC Sumitomo Mitsui Banking Corp., CP (d)	8,000	8,000
Series B4:
0.05% 3/19/15, LOC Wells Fargo Bank NA, CP (d)	9,000	9,000
0.06% 3/19/15, LOC Wells Fargo Bank NA, CP (d)	12,500	12,500
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds:
Series 2005 A1, 5% 7/1/15	1,550	1,575
Series 2011 A, 5% 7/1/15	4,600	4,675
Series 2012 C:
4% 1/1/16	5,000	5,114
5% 1/1/16	1,000	1,028
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
0.07% 3/4/15 (Liquidity Facility Wells Fargo Bank NA), CP	$ 69,800	$ 69,800
0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	70,400	70,400
Los Angeles Gen. Oblig.:
Bonds Series 2012 A, 5% 9/1/15	14,840	15,203
TRAN 1.5% 6/25/15	52,000	52,230
Los Angeles Hbr. Dept. Rev. Bonds:
Series 2014 A, 2% 8/1/15 (d)	2,275	2,293
Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	5,400	5,400
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2013 A4:
0.06% 5/15/15, LOC U.S. Bank NA, Cincinnati, CP	8,000	8,000
0.07% 5/12/15, LOC U.S. Bank NA, Cincinnati, CP	20,678	20,678
Los Angeles Unified School District Bonds:
Series 2004 J, 1% 7/1/15	17,800	17,852
Series 2005 K, 0.5% 7/1/15	4,310	4,315
Series 2006 F, 5% 7/1/15	2,650	2,693
Series 2010 KY, 5% 7/1/15	2,125	2,160
Series 2014 A, 1% 7/1/15	16,500	16,548
Series 2014 C, 1% 7/1/15	1,555	1,560
Los Angeles Wastewtr. Sys. Rev.:
Series A1, 0.08% 3/17/15, LOC Bank of New York, New York, CP	9,000	9,000
Series A2, 0.08% 3/17/15, LOC Sumitomo Mitsui Banking Corp., CP	12,350	12,350
Orange County Fire Auth. TRAN 0.75% 6/30/15	39,100	39,181
Port of Oakland Port Rev. Series 2010 D, 0.1% 5/4/15, LOC JPMorgan Chase Bank, CP (d)	51,225	51,225
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	25,490	25,490
Sacramento Muni. Util. District Elec. Rev.:
Series K1, 0.06% 3/6/15, LOC State Street Bank & Trust Co., Boston, CP	22,400	22,400
Series L1:
0.07% 3/4/15, LOC Barclays Bank PLC, CP	70,700	70,700
0.08% 3/11/15, LOC Barclays Bank PLC, CP	8,000	8,000
San Diego Cmnty. College District Bonds Series WF11 87C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	9,940	9,940
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B:
0.08% 3/10/15, LOC MUFG Union Bank NA, CP	14,485	14,485
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B: - continued
0.08% 3/10/15, LOC MUFG Union Bank NA, CP	$ 13,060	$ 13,060
San Diego Unified School District:
Bonds Series 2013 B:
0.5% 7/1/15	1,800	1,802
2% 7/1/15	4,150	4,176
TRAN Series A, 1.5% 6/30/15	66,000	66,302
San Francisco City & County Gen. Oblig. Series 3:
0.04% 3/2/15, LOC State Street Bank & Trust Co., Boston, CP	12,145	12,145
0.05% 4/8/15, LOC State Street Bank & Trust Co., Boston, CP	9,000	9,000
0.05% 4/8/15, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
San Francisco County Trans. Auth.:
Series 2004 A, 0.1% 3/9/15, LOC Wells Fargo Bank NA, CP	8,785	8,785
Series 2004 B, 0.1% 3/9/15, LOC Wells Fargo Bank NA, CP	26,250	26,250
San Jose Fin. Auth. Rev.:
Series 1, 0.05% 5/14/15, LOC State Street Bank & Trust Co., Boston, CP	15,619	15,619
Series 2, 0.05% 5/14/15, LOC U.S. Bank NA, Cincinnati, CP	15,619	15,619
San Jose Int'l. Arpt. Rev.:
Series A2, 0.08% 3/11/15, LOC Barclays Bank PLC, CP	10,700	10,700
Series B, 0.09% 3/11/15, LOC Barclays Bank PLC, CP (d)	13,045	13,045
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	8,330	8,330
San Mateo Unified School District Bonds Series WF 11 75Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	15,370	15,370
Santa Cruz Gen. Oblig. TRAN 1% 7/1/15	44,500	44,631
Torrance Gen. Oblig. TRAN 1% 7/1/15	27,600	27,680
Turlock Irrigation District Series A:
0.07% 6/5/15, LOC Bank of America NA, CP	4,400	4,400
0.07% 6/5/15, LOC Bank of America NA, CP	1,700	1,700
Univ. of California Revs. Bonds Series 2013 AF, 5% 5/15/15	10,455	10,561
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Energy Ctr. Auth. Series 2005 B, 0.1% 3/5/15, LOC State Street Bank & Trust Co., Boston, CP	$ 20,400	$ 20,400
Woodland Fin. Auth. Rev. 0.07% 5/12/15, LOC Citibank NA, CP	6,780	6,780
		1,787,440
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 4/6/15, CP mode	2,100	2,100
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.25% tender 3/12/15, CP mode	7,800	7,800
0.25% tender 3/19/15, CP mode	800	800
0.25% tender 3/26/15, CP mode	600	600
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.27% tender 3/3/15, CP mode (d)	2,100	2,100
		11,300
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.32% tender 3/12/15, CP mode (d)	10,000	10,000
Series 1990 A1, 0.29% tender 3/3/15, CP mode (d)	8,100	8,100
Series 1990 A2, 0.32% tender 3/12/15, CP mode (d)	3,700	3,700
Series 1990 B, 0.35% tender 4/9/15, CP mode	2,000	2,000
		23,800
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 3/16/15, CP mode (d)	4,300	4,300
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.35% tender 3/16/15, CP mode	1,100	1,100
		5,400
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 3/3/15, CP mode (d)	2,400	2,400
TOTAL OTHER MUNICIPAL DEBT (Cost $1,832,440)		1,832,440
Investment Company - 7.1%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.02% (b)(c) (Cost $498,175)	498,175,000	$ 498,175
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,979,707)		6,979,707
NET OTHER ASSETS (LIABILITIES) - 0.2%		10,992
NET ASSETS - 100%		$ 6,990,699
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,125,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 8/1/14	$ 12,595
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$ 5,400
Security	Acquisition Date	Cost (000s)
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/1/14	$ 25,490
San Diego Cmnty. College District Bonds Series WF11 87C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$ 9,940
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	5/26/11	$ 8,330
San Mateo Unified School District Bonds Series WF 11 75Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	3/14/12 - 3/3/14	$ 15,370
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 290
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,481,532)	$ 6,481,532
Fidelity Central Funds (cost $498,175)	498,175
Total Investments (cost $6,979,707)		$ 6,979,707
Cash		144
Receivable for fund shares sold		88,232
Interest receivable		6,842
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		10
Other receivables		21
Total assets		7,074,966

Liabilities
Payable for fund shares redeemed	82,457
Distributions payable	4
Accrued management fee	127
Other affiliated payables	1,618
Other payables and accrued expenses	61
Total liabilities		84,267

Net Assets		$ 6,990,699
Net Assets consist of:
Paid in capital		$ 6,990,761
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(61)
Net Assets, for 6,989,126 shares outstanding		$ 6,990,699
Net Asset Value, offering price and redemption price per share ($6,990,699 ÷ 6,989,126 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2015

Investment Income
Interest		$ 4,527
Income from Fidelity Central Funds		290
Total income		4,817

Expenses
Management fee	$ 24,600
Transfer agent fees	8,421
Accounting fees and expenses	570
Custodian fees and expenses	80
Independent trustees' compensation	30
Registration fees	54
Audit	47
Legal	21
Miscellaneous	38
Total expenses before reductions	33,861
Expense reductions	(29,729)	4,132
Net investment income (loss)		685
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		388
Net increase in net assets resulting from operations		$ 1,073

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 685	$ 636
Net realized gain (loss)	388	198
Net increase in net assets resulting from operations	1,073	834
Distributions to shareholders from net investment income	(681)	(640)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	18,656,929	18,550,176
Reinvestment of distributions	634	603
Cost of shares redeemed	(18,433,428)	(17,877,941)
Net increase (decrease) in net assets and shares resulting from share transactions	224,135	672,838
Total increase (decrease) in net assets	224,527	673,032

Net Assets
Beginning of period	6,766,172	6,093,140
End of period (including distributions in excess of net investment income of $1 and distributions in excess of net investment income of $5, respectively)	$ 6,990,699	$ 6,766,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations E	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsB, C
Expenses before reductions	.50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.06%	.11%	.19%	.19%	.32%
Expenses net of all reductions	.06%	.11%	.19%	.19%	.32%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 6,991	$ 6,766	$ 6,093	$ 5,461	$ 5,113

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax Cost	$ 6,979,707

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ -
Undistributed ordinary income	$ -
Capital loss carryforward	$ (61)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (61)

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Tax-exempt Income	$ 681	$ 640

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $29,701.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Money Market Fund (a fund of Fidelity California Municipal Trust II) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 10, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Annual Report

Trustees and Officers - continued

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 27.18% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management &
Research (Japan) Limited

Fidelity Management &
Research (Hong Kong) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CFS-UANN-0415
1.855630.107

Item 2. Code of Ethics

As of the end of the period, February 28, 2015, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

February 28, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$38,000	$-	$2,200	$2,100
Fidelity California Municipal Money Market Fund	$38,000	$-	$2,200	$4,100

February 28, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$39,000	$-	$2,100	$1,800
Fidelity California Municipal Money Market Fund	$40,000	$-	$2,100	$3,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2015A	February 28, 2014A
Audit-Related Fees	$5,900,000	$4,970,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2015 A	February 28, 2014 A
PwC	$8,110,000	$5,495,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015